Vanguard Short-Term Treasury Fund
Vanguard Intermediate-Term Treasury Fund
Vanguard Long-Term Treasury Fund
Supplement Dated November 8, 2021, to the Prospectus and Summary Prospectuses Dated May 28, 2021
Important Changes to Vanguard Fixed Income Securities Funds

Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund
Effective immediately, Brian Quigley and John Madziyire have been added as co-portfolio managers of Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund. Each Fund’s investment objective, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes

The following is added under the heading “Investment Advisor” in the Fund Summary section for each of Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund:
Brian W. Quigley, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2021.
John Madziyire, CFA, Portfolio Manager at Vanguard. He has co-managed the Fund since 2021.

Prospectus Text Changes

The discussion of Brian W. Quigley under the heading “Investment Advisors” in the More on the Funds section is removed and replaced with the following:
Brian W. Quigley, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2003, has worked in investment management since 2005, has managed the Short-Term Federal Fund since 2015, and has co-managed the Short-Term Treasury Fund, Intermediate-Term Treasury Fund, and Long-Term Treasury Fund since 2021. Education: B.S., Lehigh University.
The following is added under the heading “Investment Advisors” in the More on the Funds section:
John Madziyire, CFA, Portfolio Manager at Vanguard. He has been with Vanguard since 2017, has worked in investment management since 2002, and has co-managed the Short-Term Treasury Fund, Intermediate-Term Treasury Fund, and Long-Term Treasury Fund since 2021. Education: Bachelors of Commerce, University of Cape Town.
 © 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS PMQ 112021
CFA® is a registered trademark owned by CFA Institute

Vanguard Fixed Income Securities Funds

Supplement Dated November 8, 2021, to the Statement of Additional Information Dated May 28, 2021

Important Changes to Vanguard Fixed Income Securities Funds

Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund

Effective immediately, Brian Quigley and John Madziyire have been added as co-portfolio managers of Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, and Vanguard Long-Term Treasury Fund. Each Fund's investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the Investment Advisory and Other Services section, the following text and table replace those under the sub-heading "1. Other Accounts Managed" on page B-60:

The following table provides information relating to the other accounts managed by the portfolio managers of the Funds as of the fiscal year ended January 31, 2021 (unless otherwise noted):

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Gemma
Wright-Casparius	Registered investment companies1	5	$88B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Samuel C. Martinez	Registered investment companies2	9	$198B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Daniel Shaykevich	Registered investment companies2	10	$200B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Arvind Narayanan	Registered investment companies2	9	$198B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Brian W. Quigley3	Registered investment companies4	6	$66B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Walter Nejman	Registered investment companies5	50	$2.2T	0	$0
	Other pooled investment vehicles	2	$3B	0	$0
	Other accounts	0	$0	0	$0
Gerard C. O'Reilly	Registered investment companies5	18	$1.8T	0	$0
	Other pooled investment vehicles	1	$410M	0	$0
	Other accounts	0	$0	0	$0
John Madziyire6	Registered investment companies7	3	$43B	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

1 Includes Vanguard Short-Term Treasury Fund, Intermediate-Term Treasury Fund, and Long-Term Treasury Fund which held assets of $20 billion as of January 31, 2021.

2 Includes Vanguard Ultra-Short-Term Bond Fund, Short-Term Investment-Grade Fund, and Intermediate-Term Investment-Grade Fund which held assets of $132 billion as of January 31, 2021.

3 Mr. Quigley began co-managing Vanguard Short-Term Treasury Fund, Intermediate-Term Treasury Fund, and Long-Term Treasury Fund on November 8, 2021.

4 Information provided as of September 30, 2021, and includes Vanguard Short-Term Federal Fund, Short-Term Treasury Fund, Intermediate-Term Treasury Fund, and Long-Term Treasury Fund, which collectively held assets of $26.8B as of September 30, 2021.

5 Includes Vanguard Real Estate II Index Fund which held assets of $7.4 billion as of January 31, 2021.

6 Mr. Madziyire began co-managing Vanguard Short-Term Treasury Fund, Intermediate-Term Treasury Fund, and Long-Term Treasury Fund on November 8, 2021.

7 Information provided as of September 30, 2021, and includes Vanguard Short-Term Treasury Fund, Intermediate-Term Treasury Fund, and Long-Term Treasury Fund, which collectively held assets of $18.2B as of September 30, 2021.

Within the same section, the following text is added under the sub-heading "4. Ownership of Securities" on page B-60:

As of September 30, 2021, neither Mr. Quigley nor Mr. Madziyire owned shares of the Funds they manage.

© 2021 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 028A 112021